SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Sales and marketing expenses and General and administrative expenses ,Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Delivery expenses	¥ 1,373,200	$ 199,098	¥ 819,549	¥ 414,808
Interest expense or penalty accrued in relation to unrecognized tax benefit	0		0	0
Sales and marketing expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expenditure	338,000	49,000	243,700	354,500
General and administrative expenses
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Research and development costs	¥ 301,400	$ 43,700	¥ 251,700	¥ 265,500